Subsequent Events	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
On August 11, 2025, the Company issued 87,000 common shares in respect of RSUs that had been fully vested. The RSUs had a fair value of $77,790 at the time of issuance.
19.	Subsequent Events

a.	During November 2024, the Company sold all the shares of Polyrizon, for total proceeds of $82,961.

b.	During the period between December 13, 2024 and December 26, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants, were exercised into 310,388 common shares, for gross proceeds of $441,577.